LONG-TERM INVESTMENTS - Long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair values	$ 6,295	¥ 43,824	¥ 51,410
Equity method investments	17,828	124,116	490,376
Available-for-sale debt investments	246	1,713	2,537
Long term investments	$ 24,369	¥ 169,653	¥ 544,323